25. EMPLOYEES BENEFITS PLANS (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan	R$ 468.1	R$ 428.2
Current	94.7	85.2
Non-current	373.4	343.1
Medical plan [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan		132.8
Medical plan [Member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan	149.0
F.G.T.S. Penalty [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan	167.6	161.3
Award for length of service [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan	55.1	49.3
OtherMember
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan	R$ 96.4	R$ 84.8